Schedule of Other Non-Current Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Other Assets Noncurrent [Line Items]
Project assets (Note 3)	$ 0		$ 34,664
Income tax recoverable	27,468	[1]	28,919	[1]
Long-term receivables	0	[2]	26,017	[2]
Deposits for capital lease	11,339		11,334
Others	213		1,504
Total	39,020		102,438
Project Assets
Other Assets Noncurrent [Line Items]
Project assets (Note 3)	$ 0	[3]	$ 34,664	[3]

[1]	Income tax recoverable Income tax recoverable of US$ 28,919 and US$ 27,468, which is expected to be utilized twelve months after December 31, 2013 and 2014, respectively, is classified as other non-current assets in the consolidated balance sheets.
[2]	Long-term receivables Accounts receivable, which is expected to be collected twelve months after December 31, 2013, is classified as other non-current assets in the consolidated balance sheets.
[3]	Project assets which are not expected to be constructed and sold within the next 12 months are reported as noncurrent assets.